Non-current assets held for sale (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets Not For Own Use [Abstract]
Real estate	R$ 1,120,434	R$ 1,250,380
Vehicles and similar	231,105	262,774
Machinery and equipment	585	2,037
Other	1,206	5,782
Total	R$ 1,353,330	R$ 1,520,973